CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 179,113,428	$ 227,595,969	$ 173,653,795
Cost of revenues (including impairment on intangible assets of $250,553, $nil and $35,209,933 for 2013, 2014 and 2015, respectively)	(139,362,586)	(129,279,063)	(96,399,886)
Gross profit	39,750,842	98,316,906	77,253,909
Operating expenses
Product development (including share-based compensation expense of $305,385, $545,060 and $578,398 for 2013, 2014 and 2015, respectively)	(24,189,619)	(25,107,372)	(26,401,720)
Selling and marketing (including share-based compensation expense of $111,198, $nil and $nil for 2013, 2014 and 2015, respectively)	(25,890,472)	(42,522,684)	(26,674,024)
General and administrative (including share-based compensation expense of $1,157,146, $1,002,720 and $467,050 for 2013, 2014 and 2015, respectively)	$ (13,484,211)	(12,564,600)	(8,976,176)
Impairment loss on intangible assets		(1,323,260)	(1,562,386)
Total operating expenses	$ (63,564,302)	(81,517,916)	(63,614,306)
Government subsidies	1,573,577	1,138,909	2,176,449
Income (loss) from operations	(22,239,883)	17,937,899	15,816,052
Interest income	5,381,984	$ 8,864,742	$ 6,763,938
Interest income from loans to third parties	1,514,160
Interest income from loans to related party	1,078,843
Interest expense	$ (883,974)	$ (895,056)	$ (693,282)
Impairment loss on cost method investment		(1,999,999)	(2,000,000)
Exchange gain (loss)	$ (802,710)	$ (271,666)	$ 1,487,343
Gain on sale of available-for-sales securities	536,016
Dividend received	628,417
Net income (loss) before income tax expense and loss in equity method investments	(14,787,147)	$ 23,635,920	$ 21,374,051
Income tax expense	(796,866)	(1,047,999)	(712,402)
Net income (loss) after income tax expense before loss in equity method investments	(15,584,013)	$ 22,587,921	$ 20,661,649
Loss in equity method investments	(642,697)
Net income (loss)	$ (16,226,710)	$ 22,587,921	$ 20,661,649
Net income (loss) per share, basic	$ (0.01)	$ 0.01	$ 0.01
Net income (loss) per share, diluted	$ (0.01)	$ 0.01	$ 0.01
Weighted average shares used in calculating basic net income (loss) per share	1,882,296,976	1,828,191,540	1,714,924,612
Weighted average shares used in calculating diluted net income (loss) per share	1,882,296,976	1,875,520,094	1,751,621,340
Net income (loss)	$ (16,226,710)	$ 22,587,921	$ 20,661,649
Foreign currency translation adjustments	(17,309,886)	(1,665,311)	$ 8,944,839
Unrealized gain on available-for-sale securities	21,382,046	3,633,437
Other comprehensive income	4,072,160	1,968,126	$ 8,944,839
Comprehensive income (loss)	$ (12,154,550)	$ 24,556,047	$ 29,606,488